RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Total	Rp 12,964	Rp 11,657	Rp 10,805
% of total expenses	15.43%	15.45%	15.52%
Ministry of Finance
Transactions with related parties
Total	Rp 12
% of total expenses	0.01%
Entities under common control
Transactions with related parties
Total	Rp 9,974	Rp 8,282	Rp 7,899
% of total expenses	11.87%	10.98%	11.35%
MoCI
Transactions with related parties
Total	Rp 6,533	Rp 5,911	Rp 5,862
% of total expenses	7.77%	7.84%	8.42%
PLN
Transactions with related parties
Total	Rp 2,269	Rp 1,037	Rp 738
% of total expenses	2.70%	1.38%	1.06%
Indosat
Transactions with related parties
Total	Rp 890	Rp 939	Rp 978
% of total expenses	1.06%	1.25%	1.40%
Jasindo
Transactions with related parties
Total	Rp 168	Rp 267	Rp 256
% of total expenses	0.20%	0.35%	0.37%
BPJS
Transactions with related parties
Total	Rp 49		Rp 33
% of total expenses	0.06%		0.05%
Others
Transactions with related parties
Total	Rp 65	Rp 128	Rp 32
% of total expenses	0.08%	0.16%	0.05%
Associated companies
Transactions with related parties
Total	Rp 421	Rp 232	Rp 9
% of total expenses	0.50%	0.30%	0.01%
Indonusa
Transactions with related parties
Total	Rp 264	Rp 145
% of total expenses	0.31%	0.19%
Teltranet
Transactions with related parties
Total	Rp 123	Rp 49
% of total expenses	0.15%	0.06%
ILCS
Transactions with related parties
Total	Rp 34	Rp 4
% of total expenses	0.04%	0.01%
Others
Transactions with related parties
Total	Rp 0	Rp 34	Rp 9
% of total expenses	0.00%	0.04%	0.01%
Other related entities
Transactions with related parties
Total	Rp 2,557	Rp 3,143	Rp 2,897
% of total expenses	3.05%	4.17%	4.16%
Kisel
Transactions with related parties
Total	Rp 813	Rp 771	Rp 748
% of total expenses	0.97%	1.02%	1.07%
Kopegtel
Transactions with related parties
Total	Rp 713	Rp 533	Rp 460
% of total expenses	0.85%	0.71%	0.66%
POIN
Transactions with related parties
Total	Rp 405	Rp 1,459	Rp 1,485
% of total expenses	0.48%	1.94%	2.13%
PMM
Transactions with related parties
Total	Rp 404
% of total expenses	0.48%
Yakes
Transactions with related parties
Total	Rp 139	Rp 192	Rp 174
% of total expenses	0.17%	0.25%	0.25%
Others
Transactions with related parties
Total	Rp 83	Rp 188	Rp 30
% of total expenses	0.10%	0.25%	0.05%